Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	$ (76)	$ 38
Gain (loss) reclassified from OCI into earnings	(2)	33
Forward Contracts [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(30)	14
Gain (loss) reclassified from OCI into earnings	2	13
Forward Contracts [Member] | Selling, General and Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(5)	2
Gain (loss) reclassified from OCI into earnings	0	2
Forward Contracts [Member] | Research and Development [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(10)	10
Gain (loss) reclassified from OCI into earnings	3	13
Currency Options [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative		1
Gain (loss) reclassified from OCI into earnings	(1)
Currency Options [Member] | Research and Development [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative		1
Collars [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(20)	6
Gain (loss) reclassified from OCI into earnings	(2)	3
Collars [Member] | Selling, General and Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(4)	1
Gain (loss) reclassified from OCI into earnings	(1)	1
Collars [Member] | Research and Development [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(7)	3
Gain (loss) reclassified from OCI into earnings	$ (3)	$ 1